UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6211

Name of Fund: Merrill Lynch U.S. Treasury Money Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      U.S. Treasury Money Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/2004

Date of reporting period: 06/01/04 - 08/31/04

Item 1 - Schedule of Investments

                                          Merrill Lynch U.S. Treasury Money Fund

Schedule of Investments as of August 31, 2004                     (in Thousands)

                                                                     Face             Interest             Maturity
Issue                                                                Amount           Rate *               Date              Value
===================================================================================================================================
U.S. Treasury Bills - 98.5%
===================================================================================================================================
U.S. Treasury Bills                                             $    4,638          1.30-1.395 %           9/02/2004        $ 4,638
                                                                       500          1.038                  9/09/2004            500
                                                                     2,000          1.465                  9/15/2004          1,999
                                                                     2,109          1.030-1.33             9/16/2004          2,108
                                                                     5,878          1.353-1.41             9/23/2004          5,873
                                                                       500          1.01                   9/30/2004            499
                                                                     8,256          1.03-1.32             10/14/2004          8,243
                                                                     7,700          1.326-1.392           10/21/2004          7,686
                                                                     4,484          1.40-1.401            11/04/2004          4,472
                                                                     3,500          1.32-1.428            11/12/2004          3,490
                                                                     6,500          1.375-1.515           11/26/2004          6,476
                                                                       101          1.735                  1/20/2005            100
                                                                     1,500          1.723-1.733            2/03/2005          1,489
                                                                       132          1.69                   2/10/2005            131
                                                                       500          1.722                  2/17/2005            496
                                                                     2,750          1.765                  2/24/2005          2,726
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Bills (Cost - $50,929)                                                                                   50,926
===================================================================================================================================
U.S. Treasury Notes - 1.6%
===================================================================================================================================
U.S. Treasury Notes                                                    250          1.125                  6/30/2005            248
                                                                       300          1.625                 10/31/2005            299
                                                                       270          1.50                   3/31/2006            267
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes (Cost - $817)                                                                                         814
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $51,746**) - 100.1%                                                                                51,740

Liabilities in Excess of Other Assets - (0.1%)                                                                                  (44)
                                                                                                                            -------
Net Assets - 100.0%                                                                                                         $51,696
                                                                                                                            =======

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of the discount rates paid at the time of purchase by the Fund. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.
** The cost and unrealized appreciation/depreciation of investments as of August 31, 2004, as computed for federal income tax purposes were as follows:

                                                                  (in Thousands)
                                                                  --------------
      Aggregate cost                                                   $51,746
                                                                       =======
      Gross unrealized appreciation                                    $     1
      Gross unrealized depreciation                                         (7)
                                                                       -------
      Net unrealized depreciation                                           (6)
                                                                       =======

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch U.S. Treasury Money Fund


By: /s/ Terry K. Glenn
    -----------------------
    Terry K. Glenn,
    President of
    Merrill Lynch U.S. Treasury Money Fund

Date: October 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    -----------------------
    Terry K. Glenn,
    President of
    Merrill Lynch U.S. Treasury Money Fund

Date: October 18, 2004


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch U.S. Treasury Money Fund

Date: October 18, 2004